Allowance For Loan Losses (Schedule Of Allowance For Loan Loss By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Allowance for Loan Losses [Roll Forward]
Beginning balance	$ 18,809	$ 19,409
Charge-offs	7,640	8,927
Recoveries	2,558	1,952
Provision	(6,251)	(6,375)
Provision for acquired loans with deteriorated credit quality	597
Ending balance	20,575	18,809
Allowance for loan loss, Evaluated for impairment, Individually	880	0
Allowance for loan loss, Evaluated for impairment, Collectively	19,100	18,809
Allowance for loan loss, Acquired with deteriorated credit quality	595
Allowance for loan loss, Total	20,575	18,809
Loans, Evaluated for impairment, Individually	12,594	10,679
Loans, Evaluated for impairment, Collectively	2,564,091	2,128,672
Loans, Acquired with deteriorated credit quality	29,512	7,018
Loans, Total	2,606,197	2,146,369
Commercial And Industrial [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance	498	590
Charge-offs	1,040	226
Recoveries	84	32
Provision	(1,308)	(102)
Provision for acquired loans with deteriorated credit quality	289
Ending balance	1,139	498
Allowance for loan loss, Evaluated for impairment, Collectively	827	498
Allowance for loan loss, Acquired with deteriorated credit quality	312
Allowance for loan loss, Total	1,139	498
Loans, Evaluated for impairment, Individually		0
Loans, Evaluated for impairment, Collectively	162,500	108,739
Loans, Acquired with deteriorated credit quality	1,984	0
Loans, Total	164,484	108,739
Commercial Real Estate [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance	10,440	11,666
Charge-offs	2,187	4,604
Recoveries	785	289
Provision	(1,431)	(3,089)
Provision for acquired loans with deteriorated credit quality	306
Ending balance	10,775	10,440
Allowance for loan loss, Evaluated for impairment, Individually	880	0
Allowance for loan loss, Evaluated for impairment, Collectively	9,615	10,440
Allowance for loan loss, Acquired with deteriorated credit quality	280
Allowance for loan loss, Total	10,775	10,440
Loans, Evaluated for impairment, Individually	11,837	9,912
Loans, Evaluated for impairment, Collectively	1,004,475	805,365
Loans, Acquired with deteriorated credit quality	24,554	6,693
Loans, Total	1,040,866	821,970
Residential Real Estate [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance	5,229	4,839
Charge-offs	2,181	1,030
Recoveries	234	22
Provision	(2,775)	(1,398)
Provision for acquired loans with deteriorated credit quality	0
Ending balance	6,057	5,229
Allowance for loan loss, Evaluated for impairment, Collectively	6,054	5,229
Allowance for loan loss, Acquired with deteriorated credit quality	3
Allowance for loan loss, Total	6,057	5,229
Loans, Evaluated for impairment, Individually	459	469
Loans, Evaluated for impairment, Collectively	1,204,594	1,030,840
Loans, Acquired with deteriorated credit quality	2,097	126
Loans, Total	1,207,150	1,031,435
Home equity - junior liens [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance	1,699	1,525
Charge-offs	295	1,355
Recoveries	0	18
Provision	(266)	(1,511)
Provision for acquired loans with deteriorated credit quality	2
Ending balance	1,672	1,699
Allowance for loan loss, Evaluated for impairment, Collectively	1,672	1,699
Allowance for loan loss, Total	1,672	1,699
Loans, Evaluated for impairment, Individually	298	298
Loans, Evaluated for impairment, Collectively	142,325	142,724
Loans, Acquired with deteriorated credit quality	767	88
Loans, Total	143,390	143,110
Consumer [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance	81	88
Charge-offs	454	190
Recoveries	327	135
Provision	(123)	(48)
Provision for acquired loans with deteriorated credit quality	0
Ending balance	77	81
Allowance for loan loss, Evaluated for impairment, Collectively	77	81
Allowance for loan loss, Total	77	81
Loans, Evaluated for impairment, Collectively	46,292	36,453
Loans, Acquired with deteriorated credit quality	110	111
Loans, Total	46,402	36,564
DDA Overdrafts [Member]
Allowance for Loan Losses [Roll Forward]
Beginning balance	862	701
Charge-offs	1,483	1,522
Recoveries	1,128	1,456
Provision	(348)	(227)
Provision for acquired loans with deteriorated credit quality	0
Ending balance	855	862
Allowance for loan loss, Evaluated for impairment, Collectively	855	862
Allowance for loan loss, Total	855	862
Loans, Evaluated for impairment, Collectively	3,905	4,551
Loans, Total	$ 3,905	$ 4,551